Deferred Government Grants (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Deferred Government Grants [Abstract]
Schedule of Deferred Government Grants

Deferred government grants included the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Balance at beginning of the period (audited)	22,030,690	20,575,012	$2,865,680
Addition	—	—	—
Recognized as income	(1,455,678)	(727,839)	(101,373)
Subtotal	20,575,012	19,847,173	$2,764,307

Government grants for R&D
Balance at beginning of the period (audited)	10,318,528	5,327,196	$741,970
Addition	4,000,000	—	—
Recognized as income	(8,991,332)	(420,011)	(58,499)
Subtotal	5,327,196	4,907,185	$683,471
Total deferred government grants	25,902,208	24,754,358	$3,447,778

Less: current portion	2,295,701	2,295,701	$319,744

Non-current portion	23,606,507	22,458,657	$3,128,034
	September 30,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Specific subsidies	727,839	727,839	$101,373
Other subsidies	—	260,200	36,241
Subtotal	727,839	988,039	$137,614

Government grants for R&D
Specific subsidies	8,498,711	420,011	$58,499
Other subsidies	—	2,510,000	349,592
Subtotal	8,498,711	2,930,011	$408,091

Other	13,230,141	10,709,509	$1,491,616

Total	22,456,691	14,627,559	$2,037,321
Deferred government grants included the following:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,206,003
Addition	1,552,000	—	—
Recognized as income	(1,368,650)	(1,455,678)	(211,837)
Subtotal	22,030,690	20,575,012	$2,994,166

Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,501,598
Addition	—	4,000,000	582,098
Recognized as income	(840,023)	(8,991,332)	(1,308,458)
Subtotal	10,318,528	5,327,196	$775,238
Total deferred government grants	32,349,218	25,902,208	$3,769,404

Less: current portion	2,295,701	2,295,701	$334,081

Non-current portion	30,053,517	23,606,507	$3,435,323